Long-Term Debt - Repayment Schedule (Table) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Debt Disclosure [Abstract]
June 30, 2026	$ 147,567
June 30, 2027	147,567
June 30, 2028	215,071
June 30, 2029	47,800
June 30, 2030	39,800
June 30, 2031 and thereafter	170,687
Total	$ 768,492